Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
5. REVENUE
The Company generates revenue from the sale of services including, but not limited to:
(i) on-air
commercial broadcast time,
(ii) non-traditional
revenues including event-related revenues and event sponsorship revenues, (iii) digital advertising and (iv) outdoor advertising. Payments received from advertisers before the performance obligation is satisfied are recorded as deferred revenue. Substantially all deferred revenue is recognized within twelve months of the payment date. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. Advertising revenues presented in the consolidated and combined financial statements are reflected on a net basis, after the deduction of advertising agency fees, usually at a rate of 15% of gross revenues.

Radio Advertising
On-air
broadcast revenue is recognized when or as performance obligations under the terms of a contract with a customer are satisfied. This typically occurs over the period of time that advertisements are provided, or as an event occurs. Revenues are reported at the amount the Company expects to be entitled to receive under the contract. Payments received from advertisers before the performance obligation is satisfied are recorded as deferred revenue in the consolidated balance sheets. Substantially all deferred revenue is recognized within twelve months of the payment date.
Nontraditional
Nontraditional revenues principally consist of ticket sales and sponsorship of events our stations conduct in their local market. These revenues are recognized when our performance obligations are fulfilled, which generally coincides with the occurrence of the related event.
Digital
Digital revenue relates to revenue generated from the sale of digital marketing services (including display advertisements and video sponsorships) to advertisers. Digital revenues are generally recognized as the digital advertising is delivered.
Outdoor Advertising
Our outdoor advertising business has a total of 3,532 faces consisting of bulletins, posters and digital billboards. Bulletins are generally large, illuminated advertising structures that are located on major highways and target vehicular traffic. Posters are generally smaller advertising structures that are located on major traffic arteries and city streets and target vehicular and pedestrian traffic. Digital billboards are computer controlled LED displays where six to eight advertisers rotate continuously, each one having seven to ten seconds to display a static image. Digital billboards are generally located on major traffic arteries and streets. Digital billboards are generally located on major traffic arteries and streets. A substantial portion of this revenue is lessor revenue derived from operating leases accounted for under ASC 842, “
Leases
.” Rental revenue is recognized on a straight-line basis over the term of the respective lease.
Other
Other revenue includes barter revenue and network revenue. The Company provides advertising broadcast time in exchange for certain products and services, including on-air
radio programming. These barter arrangements generally allow the Company to preempt such bartered broadcast time in favor of advertisers who purchase time for cash consideration. These barter arrangements are valued based upon the Company’s estimate of the fair value of the products and services received. Revenue is recognized on barter arrangements when we broadcast the advertisements. Advertisements delivered under barter arrangements are typically aired during the same period in which the products and services are consumed. The Company also sells certain remnant advertising inventory to third-parties for cash, and we refer to this as network revenue. The third-parties aggregate our remnant inventory with other broadcasters’ remnant inventory for sale to third parties, generally to large national advertisers. This network revenue is recognized as we broadcast the advertisements. In connection with certain outdoor advertising arrangements, the customer may request that the Company produce the billboard wrap (commonly printed on a vinyl material) displaying the customer’s advertisement on our outdoor structure. This production revenue is recognized as the deliverable is made available to the customer or attached to our outdoor structure. Other revenue also includes the management fee received from Billboards LLC (see Note 15.)
Disaggregation of revenue
The following table presents the Company’s revenues disaggregated by revenue source:

	For the Ten Months Ended December 31, 2019		For the Year Ended December 31, 2020
Net revenues:
Radio Advertising	$24,826	60.8%	$19,129	48.7%
Non Traditional	8,166	20.0%	761	1.9%
Digital	3,018	7.4%	2,256	5.7%
Outdoor Advertising (1)	759	1.9%	12,459	31.7%
Other	4,031	9.9%	4,656	12.0%

Total net revenues	$40,800		$39,261

(1)	A substantial portion of this revenue is from lessor revenue derived from operating leases accounted for under ASC 842, “ Leases .”